UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	08/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Emerging Markets Fund
August 31, 2007 (Unaudited)

Common Stocks--93.4%	Shares	Value ($)

Argentina--.2%
Petrobras Energia Participaciones, ADR	335,120	3,106,562
Brazil--10.2%
Aracruz Celulose, ADR	93,500	5,837,205
Banco Itau Holding Financeira, ADR	117,120	5,098,234
Banco Nossa Caixa	342,500	5,237,537
Braskem, ADR	86,700	1,582,275
Centrais Eletricas Brasileiras	374,862	4,851,537
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	388,450	12,480,899
Cia de Saneamento Basico do Estado de Sao Paulo	94,370	2,299,361
Cia Vale do Rio Doce, ADR	74,370	3,104,948
CPFL Energia	161,700	2,894,741
Empresa Brasileira de Aeronautica, ADR	149,220	6,738,775
Gol Linhas Aereas Inteligentes, ADR	59,900	1,313,607
Grendene	814,700	9,966,765
Petroleo Brasileiro, ADR	702,998	43,473,396
Tam, ADR	323,521	7,492,746
Tele Norte Leste Participacoes, ADR	828,740	18,306,867
Unibanco - Uniao de Bancos Brasileiros, GDR	111,970	12,493,613
Votorantim Celulose e Papel, ADR	256,910	6,006,556
		149,179,062
Chile--.4%
Compania Cervecerias Unidas, ADR	146,880	5,328,806
China--4.0%
Anhui Expressway, Cl. H	528,000	452,814
Bank of China, Cl. H	20,643,000	10,759,518
China Telecom, Cl. H	13,123,800	7,623,928
Huadian Power International, Cl. H	1,225,900	715,079
Huaneng Power International, Cl. H	5,717,600	6,609,425
Industrial & Commercial Bank of China, Cl. H	5,177,000	3,416,793
Sinotrans, Cl. H	14,371,500	7,924,185
TPV Technology	13,536,000	8,564,011
Weiqiao Textile, Cl. H	5,413,600	12,056,718
		58,122,471
Czech Republic--.8%
Komercni Banka	54,140	11,797,966
Egypt--.3%
El Ezz Steel Rebars	445,029	3,828,926
Hong Kong--5.4%
Brilliance China Automotive Holdings	13,870,000a	3,310,255
Chaoda Modern Agriculture	2,698,000	2,088,884
China Mobile	448,500	6,075,059
China Netcom Group	1,848,000	4,496,100
China Power International Development	18,548,400	9,286,923
CNOOC	20,807,100	25,551,202
Cosco Pacific	616,000	1,715,565
Denway Motors	25,503,300	12,097,244
Global Bio-Chem Technology Group	17,086,700	7,500,345
Texwinca Holdings	8,919,300	7,328,139
		79,449,716
Hungary--.4%
Magyar Telekom Telecommunications	1,307,733	6,563,330
India--7.1%
Andhra Bank	1,161,303	2,426,847
Bharat Petroleum	1,551,626	11,832,799
GAIL India	333,230	2,526,419
GAIL India, GDR	38,150b	1,754,900

Hero Honda Motors	90,614	1,442,850
Hindalco Industries	2,297,890	8,919,671
Hindalco Industries, GDR	1,032,000b	4,076,400
Hindustan Petroleum	1,815,783	10,463,455
India Cements	845,750	5,117,174
Jet Airways India	341,543	6,783,336
Mahanagar Telephone Nigam	2,463,540	8,537,061
Oil & Natural Gas	724,654	15,265,063
Reliance Energy	81,860	1,568,731
State Bank of India	248,500	9,766,681
State Bank of India, GDR	92,490b	8,506,305
Tata Engineering and Locomotive	272,380	4,686,081
		103,673,773
Indonesia--.7%
Gudang Garam	5,922,400	6,029,193
Indosat	6,326,600	4,858,125
		10,887,318
Israel--2.2%
Bank Leumi Le-Israel	2,087,150	8,046,965
Check Point Software Technologies	45,576a	1,069,213
Israel Discount Bank, Cl. A	3,492,118a	7,070,608
Teva Pharmaceutical Industries, ADR	369,580	15,891,940
		32,078,726
Malaysia--4.2%
AMMB Holdings	3,601,400	4,463,823
Gamuda	1,093,400	2,341,996
Malayan Banking	7,023,000	23,266,257
Proton Holdings	335,300	497,947
Resorts World	7,405,300	8,036,596
Sime Darby	4,553,100	12,223,087
Telekom Malaysia	2,228,300	6,204,748
Tenaga Nasional	1,456,700	4,139,416
		61,173,870
Mexico--4.6%
Cemex (Units)	3,195,951a	10,354,848
Cemex, ADR	143,660a	4,638,782
Coca-Cola Femsa, ADR	210,170	8,532,902
Controladora Comercial Mexicana (Units)	4,078,800	11,351,672
Embotelladoras Arca	783,000	2,910,279
Gruma, Cl. B	1,289,200	4,616,432
Grupo Continental	4,494,850	9,575,735
Kimberly-Clark de Mexico, Cl. A	907,600	3,908,203
Telefonos de Mexico, ADR, Ser. L	337,980	11,944,213
		67,833,066
Philippines--.8%
ABS-CBN Holdings	3,378,700	2,259,198
Bank of the Philippine Islands	4,680,281	6,112,267
Manila Electric, Cl. B	965,964	2,172,334
Union Bank of the Philippines	1,419,800	1,650,352
		12,194,151
Poland--1.1%
Polski Koncern Naftowy Orlen	231,920	4,746,901
Telekomunikacja Polska	1,484,885	11,489,803
		16,236,704
Russia--5.5%
Cherepovets MK Severstal, GDR	90,390b	1,508,293
Gazprom, ADR	1,017,655	42,150,252
LUKOIL, ADR	387,735	28,692,390
MMC Norilsk Nickel, ADR	3,340	745,209
Surgutneftegaz, ADR	57,100	3,568,179
VTB Bank	404,400a,b	3,781,140
		80,445,463

South Africa--7.0%
Aspen Pharmacare Holdings	1,713,300 a	8,433,602
Bidvest Group	246,096	4,849,690
Ellerine Holdings	963,740	10,110,178
JD Group	582,370	5,616,147
Nampak	3,974,821	11,332,823
Nedbank Group	1,154,500	21,742,680
Sanlam	3,190,661	9,511,782
Sappi	725,329	11,379,201
Sasol	286,260	11,425,595
Steinhoff International Holdings	2,549,787	8,196,380
		102,598,078
South Korea--18.3%
Cheil Industries	11,480	629,030
Hana Financial Group	239,148	11,328,324
Hanwha Chemical	182,474	4,795,345
Hynix Semiconductor	31,467 a	1,135,310
Hyundai Department Store	25,805	2,927,592
Hyundai Development	40,561	3,637,603
Hyundai Mobis	163,520	17,652,675
Hyundai Motor	201,760	14,968,709
Hyundai Steel	22,650	1,819,320
Kookmin Bank	269,242	21,866,887
Kookmin Bank, ADR	55,072	4,485,614
Korea Electric Power	331,655	14,874,902
Korea Exchange Bank	256,740	4,082,609
KT	52,080	2,474,847
KT, ADR	673,860	16,051,345
Kumho Tire	775,680	13,147,002
LG Electronics	129,556	9,960,340
Lotte Shopping	52,312	19,612,900
Nong Shim	18,546	4,744,299
POSCO	25,384	15,587,899
POSCO, ADR	18,760	2,876,096
S-Oil	59,946	4,840,489
Samsung Electronics	66,071	41,848,386
Samsung SDI	46,623	3,066,395
Shinhan Financial Group	150,827	9,264,837
SK Telecom	6,999	1,540,496
SK Telecom, ADR	609,360	16,678,183
		265,897,434
Taiwan--14.2%
China Motor	7,938,107	7,059,135
Chinatrust Financial Holding	15,259,456	11,453,183
Chunghwa Telecom, ADR	1,081,537	18,948,528
Compal Electronics	15,278,496	17,058,503
Compal Electronics, GDR	1,191,877 b	6,769,861
First Financial Holding	21,778,474	15,034,201
Fubon Financial Holding	4,992,000	4,313,207
Mega Financial Holding	9,637,000	6,007,197
Nan Ya Printed Circuit Board	515,000	3,344,618
Nien Hsing Textile	5,498,000	3,829,475
Nien Made Enterprises	147,093	180,123
Powerchip Semiconductor	11,132,601	5,494,987
Quanta Computer	12,884,994	21,065,233
Radiant Opto-Electronics	3,485,705	5,410,012
SinoPac Financial Holdings	36,567,103	17,322,249
Taiwan Cement	804,343	1,031,812
Taiwan Semiconductor Manufacturing	1,809,688	3,455,025
Taiwan Semiconductor Manufacturing, ADR	539,455	5,351,394
Tatung	14,562,000 a	6,829,372
United Microelectronics	51,766,433	28,990,801

United Microelectronics, ADR	2,744,832	9,057,946
Yageo	19,592,200	7,542,938
		205,549,800
Thailand--3.6%
Bangkok Bank	2,535,200	9,265,875
Charoen Pokphand Foods	51,354,200	7,396,483
Delta Electronics Thai	2,894,600	1,896,114
Italian-Thai Development	15,346,100a	3,169,526
Kasikornbank	3,960,000	9,696,203
Krung Thai Bank	24,014,300	8,429,495
Siam Commercial Bank	298,000	720,519
Siam Makro	1,174,000	3,250,811
Thai Airways International	4,697,100	6,323,342
Thai Union Frozen Products	3,429,700	2,592,342
		52,740,710
Turkey--2.3%
Petrol Ofisi	406,715a	1,796,446
Turk Sise ve Cam Fabrikalari	1,209,300	5,062,748
Turkcell Iletisim Hizmetleri	1,766,400	12,822,615
Turkiye Is Bankasi, Cl. C	2,957,950a	14,428,469
		34,110,278
United Kingdom--.1%
JKX Oil & Gas	236,170	1,833,990
Total Common Stocks
(cost $1,012,623,535)		1,364,630,200

Preferred Stocks--2.4%

Brazil
Braskem, Cl. A	1,013,400	9,349,852
Centrais Eletricas Brasileiras, Cl. B	451,275	5,566,750
Cia de Tecidos do Norte de Minas - Coteminas	1,244,988	7,678,843
Cia Energetica de Minas Gerais	271,532	5,231,884
Klabin	27,100	79,844
Telemig Celular Participacoes	244,675	7,233,731
Total Preferred Stocks
(cost $18,931,762)		35,140,904

Other Investment--1.4%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $20,000,000)	20,000,000c	20,000,000

Total Investments (cost $1,051,555,297)	97.2%	1,419,771,104
Cash and Receivables (Net)	2.8%	40,543,571
Net Assets	100.0%	1,460,314,675

ADR - American Depository Receipts
GDR - Global Depository Receipts
a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $26,396,899 or 1.8% of net assets.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)